Leases - Schedule of Lease Liability, Maturity (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Remaining 2022	$ 170
2023	170
2024	170
2025	170
2026	170
2027	170
Thereafter	1,251
Total lease payments	2,271
Less: imputed interest	989
Total	1,282
Finance Lease, Liability, Payment, Due [Abstract]
Remaining 2022	33,435
2023	35,280
2024	31,650
2025	4,509
2026	3
Total lease payments	104,877
Less: imputed interest	13,978
Total	$ 90,899